DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details)	12 Months Ended
Dec. 31, 2016 CNY (¥)
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	¥ (2,017,319,542)
Net cash used in investing activities	(2,048,843,302)
Net cash provided by financing activities	5,074,465,592
Net increase in cash and cash equivalent	¥ 1,008,302,748